SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents	$ 0			$ 0		$ 0
Deferred offering costs						126,422
Unrecognized tax benefits	0			0	$ 0	0
Amounts accrued for interest and penalties	0			0	$ 0	0
Ordinary shares subject to possible redemption	70,627,915	$ 69,388,517	$ 68,572,667	67,813,020
FDIC insured amount	250,000			250,000
Ordinary Shares Subject to Redemption [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares subject to possible redemption	$ 70,627,915			67,813,020		0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred offering costs				$ 0		$ 126,422